SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 96.0%

Education/Student Loan - 16.1%

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	884,120

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	831,906

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	975,326

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,490,633

Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	607,644

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	295,000

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	320,000	4.00	7/1/24	320,058

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	581,388

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	502,060

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	872,741

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	609,432

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,016,480

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,073,556

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	325,780

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	495,000	4.50	8/1/26	501,727

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	1,007,060

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	865,257

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	897,225

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,015,870

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	981,270

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,717,035

Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	757,050

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,002,610

Independence Charter School Lease Rev. (Beacon Academy Proj.)	375,000	4.25	7/1/26	366,262

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	715,118

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,104,528

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	188,730

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	1,020,487

Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	725,000	4.00	7/1/26	723,673

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	528,811

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,282,621

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	993,290

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,003,710

MN Higher Education Fac. Auth. Rev. (Augsburg College)	3,195,000	4.25	5/1/40	2,821,089

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,209,732

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	3,500,000	5.00	5/1/47	3,465,280

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,982,536

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	950,000	4.00	3/1/43	928,786

MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,201,938

MN Higher Education Fac. Auth. Rev. (Macalester College)	300,000	3.00	3/1/43	243,630

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,086,440

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	4,172,880

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	791,460

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,060,446

JUNE 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	901,867

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	705,052

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,680,320

MN Office of Higher Education Rev. [8]	2,820,000	2.65	11/1/38	2,406,278

MN Office of Higher Education Rev. [8]	2,375,000	4.00	11/1/37	2,366,450

Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,284,200

Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	385,454

Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,851,961

Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	493,645

Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	985,240

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,487,326

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	715,638

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,167,722

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	709,956

St. Paul Hsg. & Redev. Auth. (German Immersion School)	205,000	4.00	7/1/23	205,111

St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	857,847

St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	500,470

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	555,000	4.25	12/1/23	556,626

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,503,540

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	390,842

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	663,847

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,000,000	3.00	6/1/31	839,630

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	881,363

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	2.00	9/1/26	319,403

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	337,477

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,011,932

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	965,000	4.00	7/1/25	960,957

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	962,096

St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	538,988

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	545,868

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	851,310

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	704,543

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	537,918

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	834,060

Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,090,000	4.00	9/1/23	1,075,329

Woodbury Charter School Lease Rev.	500,000	3.00	12/1/30	450,760

Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	361,664

Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	470,152

				85,525,517

Escrowed To Maturity/Prerefunded - 1.7%

Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,077,668

Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,569,420

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,322,763

Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	4,944,854

				8,914,705

2

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

General Obligation - 12.5%

Anoka-Hennepin Independent School District No. 11	3,850,000	3.00	2/1/45	3,293,790

Apple Valley G.O.	365,000	2.00	12/15/41	247,872

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	880,152

Brainerd Independent School District No. 181	1,000,000	4.00	2/1/43	1,005,710

Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,037,480

Duluth Independent School District No. 709 [6]	1,325,000	1.90	2/1/31	936,735

Duluth Independent School District No. 709 [6]	1,080,000	2.03	2/1/32	725,004

Duluth Independent School District No. 709 [6]	1,075,000	2.15	2/1/33	685,463

Elk River Independent School District No. 728	5,000,000	3.00	2/1/40	4,306,900

Fosston Independent School District No. 601	1,000,000	4.00	2/1/38	1,015,950

Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,895,629

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	2,987,835

Itasca G.O.	2,500,000	2.38	2/1/45	1,739,825

Itasca G.O.	4,000,000	2.50	2/1/50	2,765,560

Lakeville Independent School District No. 194	500,000	2.00	2/1/37	373,015

Long Prairie G.O. [8]	700,000	4.00	2/1/37	698,572

Madison Lake G.O.	590,000	2.13	2/1/42	428,163

Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	1,964,620

Minneapolis G.O.	5,000,000	3.00	12/1/42	4,405,400

Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,012,062

Moorhead G.O.	605,000	2.00	2/1/38	435,648

Moorhead G.O.	605,000	2.00	2/1/39	433,495

Moorhead G.O.	365,000	2.13	2/1/40	261,165

Moorhead G.O.	370,000	2.13	2/1/41	260,258

Moorhead G.O.	510,000	2.13	2/1/42	352,762

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,004,790

North Mankato G.O.	1,000,000	2.00	2/1/37	743,170

North Mankato G.O.	700,000	2.00	2/1/38	510,181

Norwood Young America Independent School District No. 108	2,000,000	2.13	2/1/41	1,417,120

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	973,532

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	1,030,860

Owatonna Independent School District No. 761	750,000	2.13	2/1/40	540,233

Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,068,220

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	727,580

Roseau Independent School District No. 682	750,000	2.25	2/1/46	508,065

Roseville Independent School District No. 623	1,895,000	4.00	2/1/36	1,932,938

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/39	719,550

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	708,030

Springfield Independent School District No. 85	750,000	2.00	2/1/39	530,640

Springfield Independent School District No. 85	500,000	2.00	2/1/40	348,890

St. Cloud G.O.	1,090,000	2.00	2/1/41	803,177

St. Cloud G.O.	560,000	2.00	2/1/42	403,502

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,729,901

State of Minnesota G.O.	5,550,000	2.00	9/1/41	3,898,709

United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,064,556

JUNE 30, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Worthington Independent School District No. 518	500,000	3.00	2/1/40	459,940

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,137,345

				66,409,994

Hospital/Health Care - 13.1%

Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,130,358

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	255,755

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,009,660

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	505,530

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,001,193

Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	1,949,580

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	916,900

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,700,000	5.75	8/1/30	1,360,357

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	813,131

Duluth Economic Dev. Auth. Rev. (Benedictine Health System)	1,625,000	4.00	7/1/31	1,557,335

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/35	161,576

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	400,000	4.00	6/15/35	380,180

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	160,672

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/36	354,424

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	328,503

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	159,559

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/38	349,466

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	139,786

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	225,000	4.00	6/15/39	208,345

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/39	138,897

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	611,005

Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,621,536

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	861,894

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	3,911,224

Maple Grove Health Care System Rev. (Memorial Health Care)	1,375,000	4.00	9/1/35	1,298,907

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,676,351

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,584,775

Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	533,940

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,465,185

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	965,890

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	160,333

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	181,006

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	196,838

Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	5,889,350

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	7,296,075

Rochester Health Care Facs. Rev. (Mayo Clinic)	1,300,000	4.00	11/15/39	1,311,115

Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	768,065

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	3,839,325

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	516,865

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	473,005

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	1,905,593

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	747,060

4

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	3,789,320

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,030,310

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,964,064

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,065,200

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,054,712

Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	525,000	4.25	8/1/24	511,991

West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	931,920

				70,044,061

Industrial/Pollution Control - 0.6%

St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,003,750

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	993,340

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	978,340

				2,975,430

Insured - 0.2%

Luverne Electric Rev.	500,000	3.00	12/1/47	399,815

Luverne Electric Rev.	800,000	3.00	12/1/51	622,944

				1,022,759

Multifamily Mortgage - 19.0%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	969,920

Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	423,800

Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	395,080

Apple Valley Rev. (Orchard Path Phase II Proj.)	260,000	4.00	9/1/30	244,408

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	264,777

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	370,264

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	646,122

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	560,317

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,867,280

Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,463,550

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	436,667

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	999,417

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,099,882

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,100,000	6.75	1/1/27	952,094

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	808,393

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,102,773

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	669,797

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,640,000	4.38	1/1/47	1,833,586

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,741,435

Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	2,752,980

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,630,000	5.13	7/1/25	1,519,796

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,645,000	5.75	7/1/35	1,291,095

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	2,000,000	6.13	7/1/45	1,509,060

Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,193,950

Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	425,000	6.00	1/1/27	425,238

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	757,695

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	152,690

JUNE 30, 2022	5

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	204,390

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	161,080

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	154,708

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	387,285

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	359,685

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,496,150

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	1,864,975

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	750,022

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	488,735

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,356,715	3.75	11/1/34	3,289,950

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,203,430

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	435,920

Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	210,492

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,994,260

Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	481,705

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,766,106

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	5,000,000	2.35	2/1/38	4,219,100

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,017,274

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	375,004

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,497,000

Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	481,665

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,881,083	3.00	11/1/34	1,722,489

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,014,100

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	269,035

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	911,180

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	219,343

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,261,710

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	146,899

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,964,340

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,542,525

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,015,940

Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,353,045

Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	1,874,828

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	732,550

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,545,700

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	255,113

Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,000,320

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,134,841

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,000,000	5.25	9/1/30	981,090

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,034,094

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,523,844

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	255,568

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,044,080

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	631,185

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,298,955

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	3,475,000	4.25	12/1/27	3,428,678

6

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,428,224

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	145,000	5.20	11/1/22	145,007

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	965,350

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,308,467

St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,003,840

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	994,900

St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	875,000	5.00	3/1/40	875,814

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	818,090

Vergas Rev. (CDL Homes Proj.)	235,000	4.00	8/1/25	229,419

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,251,420

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	966,850

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,611,125

West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	217,198

				101,268,158

Municipal Lease - 4.9% [9]

Duluth Independent School District No. 709	1,875,000	2.60	3/1/28	1,704,937

Duluth Independent School District No. 709	920,000	3.00	3/1/32	784,208

Duluth Independent School District No. 709	750,000	4.20	3/1/34	697,440

Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	509,395

Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,738,633

Hibbing Independent School District No. 701	2,000,000	3.00	3/1/41	1,732,340

Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	534,686

Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	293,037

Minnetonka Independent School District No. 276	400,000	3.00	3/1/42	344,972

Minnetonka Independent School District No. 276	500,000	3.00	7/1/50	413,980

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	969,347

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	704,010

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	512,400

MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	906,274

MN Hsg. Fin. Agy. Rev.	405,000	3.00	8/1/38	347,725

MN Hsg. Fin. Agy. Rev.	435,000	3.00	8/1/39	368,106

MN Hsg. Fin. Agy. Rev.	1,000,000	3.00	8/1/43	808,740

MN Hsg. Fin. Agy. Rev. (State Appropriation)	290,000	3.00	8/1/38	248,988

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,098,000

MN State Armory Building Commission Rev.	1,900,000	3.00	6/1/38	1,737,265

MN State Armory Building Commission Rev.	750,000	3.00	6/1/41	658,020

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,062,580

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	392,122

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	806,215

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	628,254

Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	603,060

Rochester Economic Dev. Auth. Rev.	1,000,000	2.13	2/1/38	787,160

Shakopee Independent School Dist. No. 720	500,000	2.00	2/1/31	426,820

Shakopee Independent School Dist. No. 720	555,000	2.00	2/1/32	465,040

Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	1,005,920

Waconia Independent School District No. 110	500,000	5.00	2/1/37	523,260

JUNE 30, 2022	7

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Winona School District No. 861 Lease Purchase	142,315	6.04	8/1/24	141,411

Wright Co.	1,350,000	3.00	12/1/39	1,174,932

				26,129,277

Other Revenue Bonds - 3.2%

Crystal Governmental Fac. Rev.	256,399	5.10	12/15/26	230,931

Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	319,069

Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	168,810

Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	198,736

Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	252,317

Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	534,000	5.00	2/15/27	517,734

Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,520,565

St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	275,000	5.00	2/1/23	274,634

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	1,811,828

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	564,000	6.38	2/15/28	563,994

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	59,000	6.75	3/1/28	59,009

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	610,000	6.50	3/1/29	610,159

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	774,000	7.00	2/15/28	774,434

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	532,000	7.50	2/15/28	532,112

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,876,860

Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	520,500

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,813,820

				17,045,512

Sales Tax Revenue - 1.3%

American Samoa Economic Development Authority Rev. [11,4]	500,000	6.00	9/1/23	506,190

American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,161,140

Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	2,868,250

St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,487,584

				7,023,164

Single Family Mortgage - 21.7%

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	560,000	4.45	12/1/32	560,084

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	60,000	4.63	12/1/30	60,024

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	315,000	4.88	12/1/33	315,139

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	135,000	4.45	12/1/27	135,030

MN Hsg. Fin. Agy. Homeownership Fin.	1,390,912	2.35	6/1/50	1,326,763

MN Hsg. Fin. Agy. Homeownership Fin.	7,315,000	2.25	7/1/41	5,744,177

MN Hsg. Fin. Agy. Homeownership Fin.	8,295,000	2.40	7/1/46	6,265,048

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,175,000	2.45	7/1/45	2,803,112

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	5,000,000	2.45	7/1/46	3,893,300

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,984,270	3.30	3/1/48	1,945,794

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,948,198	3.30	5/1/48	1,910,422

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	641,477	3.75	11/1/48	637,160

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	601,870	3.60	1/1/49	595,280

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	677,666	3.45	3/1/49	667,385

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,062,851	3.15	6/1/49	1,037,757

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,199,514	2.47	1/1/50	1,148,246

8

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	8,700,000	2.55	1/1/51	7,483,653

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,305,000	2.50	7/1/51	3,241,278

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,140,000	1.65	7/1/30	998,822

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	485,000	2.38	7/1/46	364,448

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,510,000	2.45	1/1/52	6,879,249

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,585,000	2.40	1/1/35	3,389,904

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,550,000	2.75	7/1/42	2,041,810

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,275,000	2.90	1/1/45	1,048,547

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	580,000	2.70	7/1/33	524,836

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	260,000	2.75	1/1/34	235,193

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,325,000	3.00	7/1/43	1,932,075

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,090,000	3.50	1/1/32	4,076,667

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,555,000	3.60	7/1/33	1,498,134

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,415,000	2.45	7/1/34	1,329,039

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,512,000	3.80	7/1/38	3,361,195

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,530,000	2.55	7/1/39	4,227,305

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,180,000	3.90	7/1/43	2,996,101

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,005,000	2.80	1/1/44	2,854,630

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,860,000	2.70	7/1/44	2,327,354

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,315,000	2.75	7/1/44	3,134,763

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	915,000	4.00	1/1/48	927,938

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,430,000	3.75	1/1/50	2,449,124

MN Hsg. Fin. Agy. Rev. [8]	500,000	2.30	7/1/32	432,835

MN Hsg. Fin. Agy. Rev. [8]	1,590,000	2.35	1/1/33	1,371,105

MN Hsg. Fin. Agy. Rev. [8]	1,045,000	2.40	7/1/33	893,726

MN Hsg. Fin. Agy. Rev.	3,909,143	2.05	12/1/51	3,695,900

MN Hsg. Fin. Agy. Rev.	3,190,000	2.00	7/1/40	2,436,426

MN Hsg. Fin. Agy. Rev.	3,875,000	2.15	7/1/45	2,794,999

MN Hsg. Fin. Agy. Rev.	6,250,000	2.20	1/1/51	4,426,312

MN Hsg. Fin. Agy. Rev.	9,415,000	2.35	7/1/41	7,686,218

MN Hsg. Fin. Agy. Rev.	5,615,000	2.55	1/1/46	4,496,660

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	545,000	4.00	1/1/47	552,886

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	375,000	4.00	1/1/41	378,607

				115,532,460

Transportation - 0.3%

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,127,632

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	613,980

				1,741,612

Utility - 1.4%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,069,660

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	547,865

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,079,420

St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	661,252

St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	842,823

St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,003,750

JUNE 30, 2022	9

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Sewer Rev.	1,220,000	2.00	12/1/41	833,345

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	646,404

				7,684,519

Total Municipal Bonds (cost: $572,965,850)				511,317,168

	Quantity

Investment Companies - 0.4%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	139,006			2,057,289

Total Investment Companies (cost: $1,917,003)				2,057,289

Total Investments in Securities - 96.4% (cost: $574,882,853)				513,374,457

Other Assets and Liabilities, net - 3.6%				19,327,533

Net Assets - 100.0%				$532,701,990

[1]

Variable rate security. Rate disclosed is as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2022 was $11,303,895 and represented 2.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2022, 2.7% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2022 was $26,129,277 and represented 4.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2022 was $12,216,370 and represented 2.3% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2022 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]

U.S. Treasury Long Bond	104	September 2022	(14,417,000)	(310,761)

U.S. Treasury 2-Year	188	September 2022	(39,482,938)	13,019

U.S. Treasury 5-Year	337	September 2022	(37,828,250)	(147,333)

U.S. Treasury 10-Year	557	September 2022	(66,021,906)	(681,562)

				(1,126,637)

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2022.

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SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2022 Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2022 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	511,317,168	—	511,317,168
Investment Companies	2,057,289	—	—	2,057,289
Futures	13,019	—	—	13,019
Total:	2,070,308	511,317,168	—	513,387,476
Liabilities
Futures	(1,139,656)	—	—	(1,139,656)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2022	11